As filed with the Securities and Exchange Commission on October 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2008

Date of reporting period:  August 31, 2008

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - August 31, 2008 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS & NOTES	94.7%
	Aerospace/Defense	0.5%
	Northrup Grumman Corp.
$ 870,000	7.75%, due 2/15/31		$1,013,893

	Agricultural Chemicals	0.5%
	Potash Corporation of Saskatchewan
1,000,000	5.875%, due 12/1/36		923,997

	Appliances	1.0%
	Whirlpool Corp.
1,900,000	5.50%, due 3/1/13		1,859,783

	Banks	0.6%
	Capital One Financial Corp.
500,000	6.15%, due 9/1/16		410,906
	Sovereign Bank
1,000,000	5.125%, due 3/15/13		781,210
			1,192,116

	Building Materials	1.1%
	Hanson PLC
900,000	6.125%, due 8/15/16		840,677
	Masco Corp.
1,500,000	5.85%, due 3/15/17		1,284,728
			2,125,405

	Construction	0.8%
	CRH America, Inc.
1,800,000	6.00%, due 9/30/16		1,609,952

	Consumer Products	1.0%
	Clorox Co.
1,900,000	5.95%, due 10/15/17		1,901,839

	Diversified Financial Services	0.5%
	Block Financial LLC
1,000,000	7.875%, due 1/15/13		1,046,693

	Diversified Manufacturing	0.4%
	Tyco Electronics Group SA
500,000	6.00%, due 10/1/12		496,648
	Tyco International Group SA
300,000	6.00%, due 11/15/13		298,556
			795,204

	Electric Utilities	11.5%
	Arizona Public Service Co.
1,705,000	5.80%, due 6/30/14		1,640,629
	CenterPoint Energy
1,075,000	7.75%, due 2/15/11		1,122,211
	Consumers Energy
1,750,000	5.50%, due 8/15/16		1,729,024
	Dominion Resources, Inc.
2,100,000	5.15%, due 7/15/15		2,024,721
	DTE Energy Co.
1,850,000	7.05%, due 6/1/11		1,924,370
	Exelon Corp.
1,600,000	6.75%, due 5/1/11		1,648,803
650,000	5.625%, due 6/15/35		560,401
	FirstEnergy Corp.
1,075,000	6.45%, due 11/15/11		1,105,188
525,000	7.375%, due 11/15/31		564,856
	Indiana Michigan Power
900,000	6.05%, due 3/15/37		790,691
	MidAmerican Energy Holdings Co.
1,950,000	6.125%, due 4/1/36		1,858,334
	NiSource Finance Corp.
950,000	5.40%, due 7/15/14		898,027
	Oncor Electric Delivery
250,000	7.00%, due 5/1/32		243,137
	PPL Energy Supply, LLC
1,150,000	6.40%, due 11/1/11		1,163,039
	Progress Energy, Inc.
1,716,000	7.10%, due 3/1/11		1,797,512
	PSEG Power, LLC
1,600,000	7.75%, due 4/15/11		1,690,502
	Puget Sound Energy, Inc.
1,375,000	6.274%, due 3/15/37		1,266,143
			22,027,588

	Electronic Parts	0.9%
	Avnet, Inc.
1,800,000	5.875%, due 3/15/14		1,743,088

	Finance	1.0%
	SLM Corp.
1,550,000	4.50%, due 7/26/10		1,410,726
700,000	5.375%, due 5/15/14		580,504
			1,991,230

	Food	4.5%
	ConAgra Foods, Inc.
500,000	7.875%, due 9/15/10		530,098
	General Mills, Inc.
1,000,000	6.00%, due 2/15/12		1,034,552
	Kraft Foods, Inc.
1,100,000	6.25%, due 6/1/12		1,137,417
1,575,000	6.50%, due 8/11/17		1,595,651
1,100,000	6.875%, due 2/1/38		1,079,498
	Kroger Co.
1,150,000	6.20%, due 6/15/12		1,190,516
350,000	6.15%, due 1/15/20		348,696
	Safeway, Inc.
950,000	6.50%, due 3/1/11		983,108
700,000	6.35%, due 8/15/17		715,080
			8,614,616

	Forest Products & Paper	1.3%
	International Paper Co.
1,800,000	7.95%, due 6/15/18		1,831,959
	Weyerhaeuser Co.
250,000	6.75%, due 3/15/12		257,129
425,000	7.375%, due 3/15/32		408,278
			2,497,366

	Health Care	2.1%
	Hospira, Inc.
1,675,000	5.55%, due 3/30/12		1,672,761
	Humana Inc.
600,000	7.20%, due 6/15/18		590,201
	McKesson Corp.
1,800,000	5.25%, due 3/1/13		1,786,169
			4,049,131

	Hotels	0.9%
	Marriott International, Inc.
1,900,000	5.625%, due 2/15/13		1,798,574

	Insurance	1.4%
	CIGNA Corp.
900,000	6.35%, due 3/15/18		901,698
	Marsh & McLennan Cos., Inc.
800,000	5.75%, due 9/15/15		787,481
	MetLife, Inc.
625,000	6.40%, due 12/15/36		499,394
	Willis North America Inc.
500,000	6.20%, due 3/28/17		465,842
			2,654,415

	Media	11.3%
	CBS Corp.
1,175,000	7.70%, due 7/30/10		1,216,385
300,000	7.875%, due 7/30/30		273,881
	Comcast Cable Communications, Inc.
2,550,000	8.375%, due 3/15/13		2,819,252
	Comcast Corp.
2,100,000	6.50%, due 1/15/17		2,121,479
2,300,000	7.05%, due 3/15/33		2,331,441
	Cox Communications, Inc.
1,625,000	7.125%, due 10/1/12		1,708,353
	News America, Inc.
2,400,000	6.20%, due 12/15/34		2,187,722
	Time Warner Ent.
2,250,000	8.875%, due 10/1/12		2,455,457
875,000	8.375%, due 7/15/33		940,561
	Time Warner, Inc.
1,480,000	9.125%, due 1/15/13		1,616,752
2,375,000	7.70%, due 5/1/32		2,402,358
	Viacom, Inc.
900,000	6.25%, due 4/30/16		858,417
800,000	6.875%, due 4/30/36		724,529
			21,656,587

	Medical	0.4%
	Cardinal Health, Inc.
700,000	6.75%, due 2/15/11		720,858

	Metals	1.4%
	Alcoa Inc.
1,000,000	5.55%, due 2/1/17		927,821
950,000	5.95%, due 2/1/37		807,608
	United States Steel Corp
1,000,000	7.00%, due 2/1/18		980,740
			2,716,169

	Mining	2.1%
	Freeport-McMoran C&G
1,900,000	8.375%, due 4/1/17		2,017,095
	Vale Overseas Limited
1,100,000	6.25%, due 1/23/17		1,103,083
925,000	6.875%, due 11/21/36		908,798
			4,028,976

	Office Equipment	1.0%
	Xerox Corp.
1,850,000	6.40%, due 3/15/16		1,829,447

	Oil & Gas	11.4%
	Anadarko Petroleum Corp.
1,375,000	5.95%, due 9/15/16		1,342,041
850,000	6.45%, due 9/15/36		783,646
	Canadian Natural Resources
700,000	6.00%, due 8/15/16		692,195
850,000	6.50%, due 2/15/37		812,612
	Devon Energy Corp.
625,000	7.95%, due 4/15/32		725,596
	Devon Financing Corp., U.L.C.
599,000	6.875%, due 9/30/11		636,789
	Encana Corp.
700,000	6.50%, due 8/15/34		670,183
	Encana Holdings Financial Corp.
500,000	5.80%, due 5/1/14		498,551
	Energy Transfer Partners
1,000,000	5.95%, due 2/1/15		985,084
	Enterprise Products
550,000	5.60%, due 10/15/14		540,687
400,000	6.65%, due 10/15/34		374,444
	Hess Corp.
500,000	6.65%, due 8/15/11		525,491
450,000	7.875%, due 10/1/29		506,725
	Kinder Morgan Energy Partners
850,000	5.125%, due 11/15/14		815,942
1,200,000	5.80%, due 3/15/35		1,025,491
	Marathon Oil Corp.
500,000	5.90%, due 3/15/18		482,872
400,000	6.60%, due 10/1/37		373,422
	Nexen, Inc.
500,000	6.40%, due 5/15/37		449,844
	Pemex Master Trust
900,000	9.125%, due 10/13/10		981,000
900,000	6.625%, due 6/15/35		892,942
	Petro-Canada
600,000	5.95%, due 5/15/35		524,720
	Petrobras International Finance Co.
1,425,000	5.875%, due 3/1/18		1,397,865
	Talisman Energy
550,000	6.25%, due 2/1/38		475,559
	Transocean Inc.
1,300,000	6.00%, due 3/15/18		1,299,128
500,000	6.80%, due 3/15/38		500,427
	Valero Energy Corp.
500,000	6.875%, due 4/15/12		517,839
500,000	6.625%, due 6/15/37		442,486
	Weatherford International Ltd.
750,000	6.50%, due 8/1/36		725,149
	XTO Energy, Inc.
1,300,000	5.00%, due 1/31/15		1,230,025
750,000	6.375%, due 6/15/38		678,212
			21,906,967

	Pharmacueticals	0.6%
	Schering-Plough Corp.
1,150,000	6.55%, due 9/15/37		1,100,740

	Pipelines	3.1%
	ONEOK, Inc.
1,600,000	5.20%, due 6/15/15		1,511,597
	ONEOK Partners, LP
350,000	5.90%, due 4/1/12		353,375
	Tennessee Gas Pipeline
800,000	7.50%, due 4/1/17		839,136
500,000	7.00%, due 10/15/28		485,836
	Texas Eastern Transmission Corp.
950,000	7.00%, due 7/15/32		913,239
	Williams Companies, Inc.
500,000	7.125%, due 9/1/11		517,849
1,100,000	8.75%, due 3/15/32		1,240,791
			5,861,823

	Real Estate Investment Trusts	3.6%
	Avalonbay Communities
350,000	5.50%, due 1/15/12		343,153
	Boston Properties, LP
300,000	6.25%, due 1/15/13		302,677
	Camden Property Trust
1,550,000	5.70%, due 5/15/17		1,398,346
	ERP Operating LP
1,000,000	5.25%, due 9/15/14		923,424
	Health Care Properties
500,000	6.00%, due 1/30/17		422,958
	Healthcare Realty Trust
700,000	5.125%, due 4/1/14		629,627
	Hospitality Properties Trust
250,000	5.625%, due 3/15/17		194,124
	iStar Financial, Inc.
1,450,000	5.85%, due 3/15/17		1,023,816
	ProLogis
1,800,000	5.75%, due 4/1/16		1,613,182
			6,851,307

	Retail	4.5%
	CVS/Caremark Corp.
1,800,000	5.75%, due 6/1/17		1,765,354
	Home Depot, Inc.
2,400,000	5.25%, due 12/16/13		2,279,342
350,000	5.875%, due 12/16/36		276,954
	J.C. Penney Co., Inc.
1,025,000	8.00%, due 3/1/10		1,057,280
525,000	6.375%, due 10/15/36		427,827
	Limited Brands, Inc.
1,000,000	6.90%, due 7/15/17		871,513
	Macys Retail Holdings, Inc.
1,500,000	5.35%, due 3/15/12		1,405,347
650,000	6.375%, due 3/15/37		500,074
			8,583,691

	Sovereign	9.6%
	Federal Republic of Brazil
2,850,000	11.00%, due 1/11/12		3,427,125
2,775,000	6.00%, due 1/17/17		2,848,537
3,500,000	7.125%, due 1/20/37		3,906,000
	Republic of Peru
600,000	8.375%, due 5/3/16		706,920
1,000,000	6.55%, due 3/14/37		1,027,500
	United Mexican States
800,000	8.375%, due 1/14/11		874,000
2,550,000	5.875%, due 1/15/14		2,643,075
2,708,000	6.75%, due 9/27/34		2,917,870
			18,351,027

	Technology	0.5%
	Motorola, Inc.
500,000	8.00%, due 11/1/11		508,978
500,000	6.625%, due 11/15/37		380,390
			889,368

	Telecommunications	9.9%
	British Telecom PLC
1,175,000	8.625%, due 12/15/10		1,261,990
1,250,000	9.125%, due 12/15/30		1,476,780
	CenturyTel, Inc.
1,700,000	6.00%, due 4/1/17		1,536,827
	Deutsche Telekom International Finance
1,200,000	8.50%, due 6/15/10		1,270,548
1,400,000	8.75%, due 6/15/30		1,546,982
	Embarq Corp.
950,000	7.082%, due 6/1/16		882,706
600,000	7.995%, due 6/1/36		530,838
	Koninklijke KPN NV
745,000	8.00%, due 10/1/10		789,440
	Qwest Corp.
1,400,000	8.875%, due 3/15/12		1,417,500
600,000	6.875%, due 9/15/33		447,000
	Rogers Wireless, Inc.
1,000,000	6.375%, due 3/1/14		1,015,500
	Telecom Italia Capital
2,675,000	5.25%, due 11/15/13		2,503,824
1,325,000	6.375%, due 11/15/33		1,125,232
	Telefonica Europe BV
1,550,000	7.75%, 9/15/10		1,634,759
1,350,000	8.25%, 9/15/30		1,530,950
			18,970,876

	Thrifts	0.5%
	Washington Mutual, Inc.
1,500,000	5.125%, due 1/15/15		931,139

	Tobacco	0.9%
	Reynolds American, Inc.
1,800,000	6.75%, due 6/15/17		1,773,482

	Transportation	2.7%
	Burlington Northern Santa Fe
600,000	6.75%, due 7/15/11		633,214
1,250,000	6.15%, due 5/1/37		1,190,987
	CSX Corp.
1,000,000	5.60%, due 5/1/17		908,013
640,000	7.95%, due 5/1/27		643,300
	Norfolk Southern Corp.
775,000	7.05%, due 5/1/37		825,469
	Union Pacific Corp.
1,000,000	6.15%, due 5/1/37		918,952
			5,119,935

	Utilities - Natural Gas	1.0%
	Sempra Energy
1,800,000	6.00%, due 2/1/13		1,857,623

	Waste Disposal	0.2%
	Waste Management, Inc.
400,000	7.75%, due 5/15/32		395,867

	Total Corporate Bonds & Notes (cost $189,536,163)		181,390,772

	U.S. GOVERNMENT INSTRUMENTALITIES	0.3%
	U.S. Treasury Notes	0.3%
	U.S. Treasury Note
500,000	4.625%, due 7/31/12		532,696

	Total U.S. Government Instrumentalities (cost $534,469)		532,696
Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	3.0%
73,076	AIM STIT - Treasury Portfolio		73,076
$ 5,663,000	FHLB Discount Note
	Zero Coupon, due 9/2/08		5,662,717

	Total Short-Term Investments (cost $5,735,793)		5,735,793

	Total Investments (cost $195,806,425)	98.0%	187,659,261
	Other Assets less Liabilities	2.0%	3,773,017
	TOTAL NET ASSETS	100.0%	$191,432,278

FHLB - Federal Home Loan Bank

The cost basis of investments for federal income tax purposes at August 31, 2008 was as follows*:

Cost of investments	$196,049,267

Gross unrealized appreciation	$299,069
Gross unrealized depreciation	(8,689,075)
Net unrealized depreciation	$(8,390,006)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active markets for	Other Observable	Significant
		Identical Assets	Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities	$187,659,261	$73,076	$187,586,185	$ —
Total	$187,659,261	$73,076	$187,586,185	$ —

PIA MBS BOND FUND
Schedule of Investments - August 31, 2008 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	96.4%
	U.S. Government Agencies	96.4%
	FHLMC Pool
$ 302,941	4.50%, due 5/1/20, #G18052		$296,657
339,244	4.50%, due 3/1/21, #G18119		328,921
334,979	5.00%, due 3/1/21, #G18105		332,479
231,779	5.50%, due 4/1/21, #J01570		233,998
366,531	4.50%, due 5/1/21, #J01723		355,377
320,366	6.00%, due 6/1/21, #G18124		328,187
577,608	5.00%, due 7/1/21, #J03048		573,298
870,646	4.50%, due 9/1/21, #G12378		852,585
328,985	5.50%, due 9/1/21, #J03360		332,135
461,252	5.00%, due 11/1/21, #G18160		457,810
621,265	5.00%, due 1/1/22, #J04202		615,915
364,528	5.50%, due 1/1/22, #G18163		368,018
304,172	5.00%, due 2/1/22, #G12522		301,902
478,555	5.00%, due 2/1/22, #J04411		474,434
2,220,734	5.50%, due 3/1/22, #G12577		2,241,996
1,651,951	5.00%, due 7/1/22, #J05243		1,637,724
763,625	5.00%, due 7/1/22, #J05257		757,049
105,405	5.50%, due 6/1/33, #G01563		104,536
42,753	5.50%, due 5/1/35, #B31639		42,300
1,221,432	5.00%, due 8/1/35, #A36351		1,177,636
317,466	5.00%, due 8/1/35, #A36842		306,083
167,406	5.00%, due 10/1/35, #A47296		161,404
1,038,563	5.00%, due 10/1/35, #G01940		1,001,323
411,941	5.00%, due 11/1/35, #A39665		397,170
158,066	5.00%, due 12/1/35, #A40879		152,399
1,102,247	6.00%, due 1/1/36, #A42208		1,114,166
106,173	7.00%, due 1/1/36, #G02048		111,350
1,659,095	5.50%, due 2/1/36, #G02031		1,641,520
202,002	5.00%, due 3/1/36, #A44035		194,570
1,541,656	5.00%, due 3/1/36, #A44186		1,484,932
1,817,586	5.00%, due 3/1/36, #G08115		1,752,414
660,832	5.50%, due 6/1/36, #A54791		652,696
649,593	5.00%, due 8/1/36, #G08159		625,692
880,632	5.50%, due 8/1/36, #A51093		869,790
679,400	7.00%, due 8/1/36, #G08148		710,859
559,920	5.50%, due 10/1/36, #A52931		553,026
1,493,599	6.00%, due 11/1/36, #A53729		1,508,350
746,717	6.00%, due 11/1/36, #A54192		754,091
875,043	6.50%, due 11/1/36, #A54094		900,187
1,601,350	6.00%, due 12/1/36, #G02525		1,617,165
2,107,178	5.50%, due 2/1/37, #A57840		2,081,236
828,571	5.00%, due 3/1/37, #G08185		796,790
3,855,124	5.00%, due 5/1/37, #A60268		3,707,254
71,550	6.50%, due 5/1/37, #C02873		73,583
2,851,347	5.00%, due 6/1/37, #G03094		2,741,979
6,854,814	5.50%, due 6/1/37, #A61982		6,766,138
5,961,486	6.00%, due 6/1/37, #A62176		6,016,636
998,904	6.00%, due 6/1/37, #A62417		1,008,145
3,464,728	6.00%, due 6/1/37, #A62444		3,496,780
528,128	5.00%, due 7/1/37, #A63187		507,871
1,433,724	5.50%, due 8/1/37, #A63598		1,415,177
2,788,197	5.50%, due 8/1/37, #G03156		2,752,128
395,907	6.50%, due 8/1/37, #A70413		407,159
63,826	7.00%, due 8/1/37, #A70079		66,781
496,587	6.50%, due 9/1/37, #A66144		510,701
751,858	7.00%, due 9/1/37, #A65171		786,355
109,993	7.00%, due 9/1/37, #A65335		115,040
64,700	7.00%, due 9/1/37, #A65670		67,668
621,402	7.00%, due 9/1/37, #A65780		649,913
51,603	7.00%, due 9/1/37, #A65941		53,971
26,981	7.00%, due 9/1/37, #A66041		28,219
753,683	7.00%, due 9/1/37, #G03207		788,581
408,093	6.50%, due 11/1/37, #A68726		419,691
359,712	6.50%, due 11/1/37, #A68887		369,935
219,833	5.50%, due 5/1/38, #A76534		216,989
380,235	5.50%, due 5/1/38, #A77057		375,316
613,802	5.50%, due 5/1/38, #A77265		605,861
1,601,734	5.50%, due 5/1/38, #G04176		1,581,014
1,047,061	5.50%, due 5/1/38, #G04215		1,033,515
110,696	5.50%, due 6/1/38, #A77627		109,264
995,326	5.50%, due 6/1/38, #A78147		982,450
994,730	5.50%, due 6/1/38, #A78662		981,861
	FHLMC TBA (a)
2,000,000	6.50%, due 9/15/38		2,054,688
	FNMA Pool
325,499	4.50%, due 10/1/20, #842732		318,999
545,729	4.50%, due 12/1/20, #813954		534,832
288,747	4.50%, due 2/1/21, #845437		282,982
436,663	5.00%, due 2/1/21, #865191		435,178
224,800	5.00%, due 5/1/21, #879112		223,263
644,919	4.50%, due 7/1/21, #845515		625,794
361,613	5.50%, due 10/1/21, #870795		365,301
522,694	5.50%, due 10/1/21, #905090		528,025
526,259	5.00%, due 11/1/21, #904659		522,661
244,436	5.00%, due 2/1/22, #896845		242,483
425,694	5.00%, due 2/1/22, #900946		422,784
1,611,785	6.00%, due 2/1/22, #912522		1,653,408
907,606	5.00%, due 3/1/22, #912261		900,357
771,352	5.50%, due 3/1/22, #915939		778,814
480,067	5.00%, due 4/1/22, #911408		476,233
767,316	5.50%, due 4/1/22, #896870		774,739
1,343,623	5.00%, due 6/1/22, #937709		1,332,891
480,703	5.00%, due 7/1/22, #938033		476,863
390,311	5.00%, due 7/1/22, #944887		387,193
894,929	5.50%, due 7/1/22, #905040		903,587
15,186	7.00%, due 8/1/32, #650101		16,008
100,234	6.00%, due 6/1/35, #825644		101,474
15,167	6.50%, due 6/1/35, #830693		15,636
279,476	7.00%, due 6/1/35, #821610		293,150
136,425	7.00%, due 7/1/35, #826251		143,100
27,151	5.00%, due 9/1/35, #832483		26,195
204,549	7.00%, due 9/1/35, #842290		214,557
91,435	4.50%, due 11/1/35, #256032		85,208
34,005	5.00%, due 11/1/35, #844809		32,807
186,225	6.50%, due 11/1/35, #839118		191,983
23,365	5.00%, due 12/1/35, #850739		22,542
261,315	5.00%, due 12/1/35, #852482		252,109
248,194	6.00%, due 12/1/35, #848451		251,266
179,845	6.50%, due 12/1/35, #843585		185,406
564,907	5.00%, due 1/1/36, #866592		545,004
68,094	7.00%, due 2/1/36, #865190		71,426
171,485	5.00%, due 4/1/36, #831421		165,282
171,596	5.00%, due 4/1/36, #852919		165,390
140,027	7.00%, due 4/1/36, #887709		146,734
2,796,205	5.00%, due 5/1/36, #745515		2,697,690
590,792	5.00%, due 5/1/36, #867439		569,423
178,572	5.00%, due 6/1/36, #885398		172,113
481,943	5.50%, due 6/1/36, #256269		476,914
795,875	6.00%, due 6/1/36, #831541		804,854
2,645,404	6.50%, due 7/1/36, #897100		2,724,724
291,052	7.00%, due 7/1/36, #887793		304,993
1,684,883	6.50%, due 8/1/36, #878187		1,735,402
544,326	6.50%, due 8/1/36, #903188		560,647
727,045	5.00%, due 9/1/36, #893621		700,748
780,384	5.50%, due 9/1/36, #256403		772,240
0	6.00%, due 9/1/36, #893427		-
587,799	7.00%, due 9/1/36, #900964		615,955
853,944	5.50%, due 10/1/36, #831845		845,032
828,891	5.50%, due 10/1/36, #893087		820,241
1,133,738	6.00%, due 10/1/36, #897174		1,146,530
847,420	5.00%, due 11/1/36, #902436		816,770
903,862	5.50%, due 11/1/36, #898814		894,429
982,519	5.50%, due 12/1/36, #256513		972,265
459,940	6.00%, due 12/1/36, #256514		465,129
580,728	6.00%, due 12/1/36, #902865		587,280
9,529	6.50%, due 12/1/36, #920162		9,815
182,508	5.00%, due 1/1/37, #906238		175,907
341,629	7.00%, due 1/1/37, #256567		357,994
558,840	5.00%, due 2/1/37, #908612		537,810
1,718,389	5.50%, due 2/1/37, #256597		1,700,455
3,523,838	5.50%, due 2/1/37, #922064		3,484,110
814,646	6.00%, due 2/1/37, #909357		823,536
35,230	7.00%, due 2/1/37, #915904		36,918
1,055,336	5.50%, due 3/1/37, #256636		1,043,438
942,529	6.50%, due 5/1/37, #917052		970,590
114,193	5.00%, due 6/1/37, #937755		109,896
6,686,964	5.00%, due 6/1/37, #939485		6,435,323
6,732,285	5.50%, due 6/1/37, #918554		6,656,386
4,833,618	5.50%, due 6/1/37, #918638		4,779,125
893,886	5.50%, due 6/1/37, #918705		883,809
1,713,259	5.50%, due 6/1/37, #919577		1,693,944
3,983,034	6.00%, due 6/1/37, #888413		4,026,503
4,472,900	6.00%, due 6/1/37, #917129		4,521,716
641,580	7.00%, due 6/1/37, #256774		672,001
228,294	7.00%, due 6/1/37, #940234		239,118
887,050	5.00%, due 7/1/37, #919614		853,669
962,515	5.00%, due 7/1/37, #939544		926,294
2,567,898	5.00%, due 7/1/37, #944534		2,473,274
476,291	5.50%, due 7/1/37, #256799		470,922
863,471	6.50%, due 7/1/37, #942126		889,177
902,972	5.00%, due 8/1/37, #943602		868,992
0	6.00%, due 8/1/37, #256883		-
1,670,631	6.00%, due 8/1/37, #945936		1,688,864
822,225	6.50%, due 9/1/37, #946585		846,703
195,981	6.50%, due 9/1/37, #952689		201,815
958,608	5.50%, due 10/1/37, #952325		947,801
922,650	5.50%, due 10/1/37, #954939		912,248
215,772	6.50%, due 10/1/37, #947082		222,196
5,903,552	5.50%, due 2/1/38, #961691		5,836,406
	FNMA TBA (a)
8,000,000	6.00%, due 9/15/36		8,078,752
	GNMA Pool
78,323	7.00%, due 9/15/35, #647831		82,580
281,099	5.00%, due 10/15/35, #642220		275,309
241,534	5.00%, due 11/15/35, #550718		236,559
200,562	5.50%, due 11/15/35, #650091		200,827
158,517	5.50%, due 12/15/35, #646307		158,726
314,379	5.50%, due 4/15/36, #652534		314,597
451,693	6.50%, due 6/15/36, #652593		466,348
329,416	5.50%, due 7/15/36, #608993		329,645
906,100	6.50%, due 10/15/36, #646564		935,498
783,288	6.00%, due 11/15/36, #617294		796,552
696,737	6.50%, due 12/15/36, #618753		719,342
999,999	5.50%, due 2/15/37, #617404		1,000,070
433,656	5.50%, due 2/15/37, #657368		433,687
1,784,593	5.50%, due 2/15/37, #658419		1,784,719
2,463,754	6.00%, due 4/15/37, #668411		2,504,735
1,749,463	5.00%, due 8/15/37, #671463		1,710,423
3,368,949	6.00%, due 10/15/37, #664379		3,424,986
2,000,000	5.50%, due 8/15/38, #691645		2,000,142
			187,436,128

	Total Mortgage-Backed Securities (cost $185,607,754)		187,436,128

	U.S. GOVERNMENT INSTRUMENTALITIES	2.1%
	U.S. Treasury Notes	2.1%
	U.S. Treasury Note
4,000,000	2.00%, due 2/28/10		3,989,376

	Total U.S. Government Instrumentalities (cost $3,974,377)		3,989,376

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	5.1%
72,017	AIM STIT - Treasury Portfolio		72,017
	FHLB Discount Note
$ 9,872,000	Zero Coupon, due 9/2/08		9,871,493
	Total Short-Term Investments (cost $9,943,510)		9,943,510

	Total Investments (cost $199,525,641)	103.6%	201,369,014
	Liabilities less Other Assets	(3.6)%	(7,013,355)
	TOTAL NET ASSETS	100.0%	$194,355,659

(a) Security purchased on a when-issued basis. As of August 31, 2008, the total cost of investments purchased on a when-issued basis was $10,059,531 or 5.2% of total net assets.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

The cost basis of investments for federal income tax purposes at August 31, 2008 was as follows*:

Cost of investments	$199,525,641

Gross unrealized appreciation	$1,936,4888
Gross unrealized depreciation	(93,115)
Net unrealized appreciation	$1,843,373

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal period end.  For the previous fiscal period’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active markets for	Other Observable	Significant
		Identical Assets	Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities	$201,369,014	$72,017	$201,296,997	$ —
Total	$201,369,014	$72,017	$201,296,997	$ —

PIA MODERATE DURATION BOND FUND
Schedule of Investments - August 31, 2008 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS & NOTES	21.2%
	Aerospace/Defense	0.7%
	United Technologies Corp.
$ 100,000	4.375%, due 5/1/10		$102,310

	Agriculture	0.9%
	Archer-Daniels-Midland Co.
150,000	5.375%, due 9/15/35		125,898

	Auto Manufacturers	0.7%
	DaimlerChrysler NA Holding Corp.
100,000	5.875%, due 3/15/11		100,764

	Banks	1.4%
	Bank of America Corp.
100,000	5.125%, due 11/15/14		95,554
	Wells Fargo & Co.
100,000	4.375%, due 1/31/13		95,880
			191,434

	Brokers	1.4%
	Goldman Sachs Group Inc.
100,000	6.15%, due 4/1/18		95,826
	Morgan Stanley
100,000	6.625%, due 4/1/18		93,072
			188,898

	Consumer Products	0.7%
	Clorox Co.
100,000	5.00%, due 1/15/15		95,591

	Diversified Financial Services	1.4%
	General Electric Capital Corp.
100,000	5.00%, due 1/8/16		97,978
	HSBC Finance Corp.
100,000	4.125%, due 11/16/09		99,737
			197,715

	Electric Utilities	1.4%
	Dominion Resources, Inc.
100,000	5.15%, due 7/15/15		96,415
	Duke Energy Carolinas
100,000	6.10%, due 6/1/37		95,525
			191,940

	Food	1.9%
	ConAgra Foods, Inc.
125,000	6.75%, due 9/15/11		129,669
	Kroger Co.
125,000	6.80%, due 4/1/11		130,614
			260,283

	Insurance	1.2%
	American International Group, Inc.
75,000	4.25%, due 5/15/13		66,568
	MetLife, Inc.
100,000	5.00%, due 6/15/15		94,873
			161,441

	Media	2.2%
	News America, Inc.
100,000	5.30%, 12/15/14		98,942
	Time Warner, Inc.
100,000	6.75%, due 4/15/11		102,394
	Viacom, Inc.
100,000	6.25%, due 4/30/16		95,380
			296,716

	Medical/Drugs	2.4%
	AstraZeneca PLC
100,000	5.40%, due 9/15/12		103,368
	GlaxoSmithKline
100,000	5.65%, due 5/15/18		100,472
	Wyeth
125,000	5.45%, due 4/1/17		125,546
			329,386

	Mining	0.7%
	Rio Tinto Finance USA Ltd.
100,000	6.50%, due 7/15/18		100,793

	Oil & Gas	0.8%
	Occidental Petroleum Corp.
100,000	6.75%, due 1/15/12		107,366

	Retail	0.8%
	Target Corp.
100,000	7.00%, due 7/15/31		103,922

	Savings & Loans	0.4%
	Washington Mutual, Inc.
100,000	5.125%, due 1/15/15		62,076

	Telecommunications	1.5%
	BellSouth Corp.
100,000	6.00%, due 10/15/11		103,581
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30		106,697
			210,278

	Transportation	0.7%
	Union Pacific Corp.
100,000	5.65%, due 5/1/17		97,122

	Total Corporate Bonds & Notes (cost $3,007,108)		2,923,933

	MORTGAGE-BACKED SECURITIES	50.6%
	U.S. Government Agencies	50.6%
	FHLMC Pool
553,833	5.00%, due 3/1/22, #G18171		549,064
370,812	5.00%, due 4/1/23, #J07767		367,582
588,236	5.00%, due 5/1/23, #J07841		583,111
1,900,000	5.00%, due 9/15/23, #010127		1,881,296
597,271	5.00%, due 12/1/37, #A73966		574,362
	FHLMC TBA (d)
1,200,000	6.00%, due 9/15/38		1,209,937
	FNMA TBA (d)
1,350,000	5.50%, due 9/15/38		1,333,336
	GNMA Pool
477,933	5.00%, due 2/15/22, #618803		480,986
			6,979,674

	Total Mortgage-Backed Securities (cost $6,959,661)		6,979,674

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	20.4%
	U.S. Government Agencies	6.9%
	FHLB
700,000	3.625%, due 5/29/13		690,631
	FHLMC
225,000	6.25%, due 7/15/32		261,672
			952,303

	U.S. Treasury Bond (STRIPS)	1.8%
	U.S. Treasury Bond (STRIPS)
850,000	0.00%, due 2/15/36 (a)		250,695

	U.S. Treasury Bonds	3.3%
	U.S. Treasury Bond
300,000	3.875%, due 5/15/18		301,852
150,000	4.375%, due 2/15/38		148,981
			450,833

	U.S. Treasury Notes	8.4%
	U.S. Treasury Note
200,000	4.00%, due 8/31/09		203,625
725,000	4.00%, due 4/15/10		745,731
200,000	3.50%, due 5/31/13		204,016
			1,153,372

	Total U.S. Government Agencies and
	Instrumentalities (cost $2,785,938)		2,807,203

	RIGHTS	0.0%
1	Global Crossing North America, Inc.
	Liquidating Trust (b)(c) (cost $0)		—

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	32.7%
51,703	AIM STIT - Treasury Portfolio		51,703
	FHLB Discount Note
$ 4,460,000	Zero Coupon, due 9/2/08		4,459,777

	Total Short-Term Investments (cost $4,511,480)		4,511,480

	Total Investments (cost $17,264,187)	124.9%	17,222,290
	Liabilities less Other Assets	(24.9)%	(3,435,542)
	TOTAL NET ASSETS	100.0%	$13,786,748

(a) Principal only.
(b) Restricted security. The interest in the liquidating trust was acquired through a distribution on
December 9, 2003. As of August 31, 2008, the security had a cost and value of $0 (0.0% of total net assets).
(c) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(d) Security purchased on a when-issued basis. As of August 31, 2008, the total cost of investments purchased on a when-issued basis was $2,521,945 or 18.3% of total net assets.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
STRIPS - Separate Trading of Registered Interest and Principal Securities
TBA - To Be Announced

The cost basis of investments for federal income tax purposes at August 31, 2008 was as follows*:

Cost of investments	$17,283,633

Gross unrealized appreciation	$95,842
Gross unrealized depreciation	(157,185)
Net unrealized depreciation	$(61,343)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active markets for	Other Observable	Significant
		Identical Assets	Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities	$17,222,290	$51,703	$17,170,587	$ —
Total	$17,222,290	$51,703	$17,170,587	$ —

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - August 31, 2008 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	22.1%
	U.S. Government Agencies	22.1%
	FHLMC ARM Pool (a)
$ 38,817	5.728%, due 8/1/15, #755204		$39,044
32,612	6.42%, due 2/1/22, #845113		33,056
70,752	6.747%, due 10/1/22, #635206		71,966
21,085	6.572%, due 6/1/23, #845755		21,447
15,650	5.601%, due 2/1/24, #609231		15,883
632,384	6.803%, due 1/1/25, #785726		642,638
61,727	6.767%, due 1/1/33, #1B0668		62,154
	FNMA ARM Pool (a)
47,784	6.249%, due 7/1/25, #555206		48,336
413,349	5.812%, due 7/1/27, #424953		418,378
149,413	5.64%, due 3/1/28, #556438		150,911
198,608	5.877%, due 6/1/29, #508399		201,321
411,171	5.896%, due 4/1/30, #562912		419,662
118,596	5.155%, due 8/1/30, #556824		120,226
168,504	6.367%, due 10/1/30, #670317		171,295
16,689	5.152%, due 7/1/31, #592745		16,984
120,889	7.067%, due 9/1/31, #597196		121,425
35,265	6.902%, due 11/1/31, #610547		35,652
26,611	5.225%, due 4/1/32, #629098		27,089
884,078	5.089%, due 10/1/35, #846171		898,409
2,066,135	5.288%, due 1/1/36, #849264		2,071,902
1,535,850	5.542%, due 8/1/37,#949772		1,615,968
1,464,880	5.751%, due 10/1/37, #955963		1,496,911
1,310,657	5.788%, due 11/1/37, #953653		1,333,955
1,600,626	5.964%, due 11/1/37, #948183		1,627,932
	FNMA Pool
20,403	11.00%, due 1/1/13, #415842		21,984
	GNMA II ARM Pool (a)
19,717	5.125%, due 11/20/21, #8871		19,924
126,939	5.125%, due 10/20/22, #8062		128,062
279,241	5.125%, due 11/20/26, #80011		281,716
60,213	5.125%, due 11/20/26, #80013		60,858
31,726	5.125%, due 12/20/26, #80021		31,995
17,093	5.375%, due 1/20/27, #80029		17,188
272,038	5.625%, due 7/20/27, #80094		273,689
393,401	5.625%, due 8/20/27, #80104		395,641
16,456	5.125%, due 10/20/27, #80122		16,602
143,355	5.375%, due 1/20/28, #80154		144,184
292,005	5.125%, due 10/20/29, #80331		294,704
63,637	5.125%, due 11/20/29, #80344		64,201
			13,413,292

	Total Mortgage-Backed Securities (cost $13,377,005)		13,413,292

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	58.9%
	U.S. Government Agencies	25.4%
	FHLB
4,500,000	3.875%, due 1/15/10		4,550,809
	FHLMC
3,000,000	4.625%, due 12/19/08		3,014,874
750,000	4.75%, due 3/5/09		756,562
4,500,000	3.375%, due 4/15/09		4,508,784
	FNMA
2,500,000	3.875%, due 12/10/09		2,528,560
			15,359,589

	U.S. Treasury Notes	33.5%
	U.S. Treasury Note
800,000	4.875%, due 10/31/08		804,313
3,000,000	4.50%, due 2/15/09		3,034,923
2,100,000	4.50%, due 3/31/09		2,130,517
2,000,000	4.50%, due 4/30/09		2,032,188
2,600,000	4.625%, due 7/31/09		2,657,283
4,600,000	4.875%, due 8/15/09		4,716,799
2,100,000	4.00%, due 9/30/09		2,180,332
2,700,000	3.125%, due 11/30/09		2,731,852
			20,288,207

	Total U.S. Government Agencies and
	Instrumentalities (cost $35,423,207)		35,647,796

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	35.1%
67,748	AIM STIT - Treasury Portfolio		67,748
	FHLB Discount Note
$ 13,052,000	Zero Coupon, due 9/2/08		13,051,347
8,200,000	Zero Coupon, due 11/14/08		8,158,434
	Total Short-Term Investments (cost $21,276,113)		21,277,529

	Total Investments (cost $70,076,325)	116.1%	70,338,617
	Liabilities less Other Assets	(16.1)%	(9,752,325)
	TOTAL NET ASSETS	100.0%	$60,586,292

(a) Variable rate note. Rate shown reflects the rate in effect at August 31, 2008.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The cost basis of investments for federal income tax purposes at August 31, 2008 was as follows*:

Cost of investments	$70,076,325

Gross unrealized appreciation	$377,304
Gross unrealized depreciation	(115,012)
Net unrealized appreciation	$262,292

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active markets for	Other Observable	Significant
		Identical Assets	Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities	$70,338,617	$67,748	$70,270,869	$ —
Total	$70,338,617	$67,748	$70,270,869	$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   10/1/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   10/1/08

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   10/1/08

* Print the name and title of each signing officer under his or her signature.